Small Cap Stock Index Portfolio
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.6%
Automobiles & Components — 1.8%
Adient PLC (a)	34,416	442,590
American Axle & Manufacturing Holdings, Inc. (a)	45,738	186,154
BorgWarner, Inc.	88,673	2,540,481
Dana, Inc.	52,359	697,945
Dorman Products, Inc. (a)	11,010	1,327,145
Fox Factory Holding Corp. (a)	17,026	397,387
Gentherm, Inc. (a)	12,268	328,046
LCI Industries	10,348	904,726
Patrick Industries, Inc. (b)	13,639	1,153,314
Phinia, Inc.	16,591	703,956
Standard Motor Products, Inc.	8,463	210,983
Winnebago Industries, Inc.	11,840	408,006
XPEL, Inc. (a),(b)	8,954	263,069
		9,563,802
Banks — 8.9%
Ameris Bancorp	26,222	1,509,601
Atlantic Union Bankshares Corp.	52,800	1,644,192
Axos Financial, Inc. (a)	22,000	1,419,440
Banc of California, Inc.	55,255	784,068
BancFirst Corp.	8,071	886,761
Bank of Hawaii Corp.	16,140	1,113,176
BankUnited, Inc.	30,390	1,046,632
Banner Corp.	13,998	892,652
Berkshire Hills Bancorp, Inc.	18,940	494,145
Brookline Bancorp, Inc.	36,232	394,929
Capitol Federal Financial, Inc.	47,738	267,333
Cathay General Bancorp	28,965	1,246,364
Central Pacific Financial Corp.	11,035	298,386
City Holding Co.	5,832	685,085
Community Financial System, Inc.	21,338	1,213,279
Customers Bancorp, Inc. (a)	11,607	582,671
CVB Financial Corp.	53,463	986,927
Dime Community Bancshares, Inc.	15,965	445,104
Eagle Bancorp, Inc.	11,870	249,270
FB Financial Corp.	14,198	658,219
First Bancorp/Puerto Rico	66,069	1,266,543
First Bancorp/Southern Pines NC	16,854	676,520
First Commonwealth Financial Corp.	41,476	644,537
First Financial Bancorp	38,978	973,670
First Hawaiian, Inc.	51,310	1,254,016
Fulton Financial Corp.	73,807	1,335,169
Hanmi Financial Corp.	11,782	266,980
Heritage Financial Corp.	14,224	346,070
Hilltop Holdings, Inc.	18,551	564,878
Hope Bancorp, Inc.	49,604	519,354
Independent Bank Corp.	17,245	1,080,399
Lakeland Financial Corp.	10,348	615,085
National Bank Holdings Corp., Cl. A	15,652	599,002

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Banks — 8.9% (continued)
NBT Bancorp, Inc.	19,100	819,390
Northwest Bancshares, Inc.	52,471	630,701
OFG Bancorp	18,646	746,213
Pacific Premier Bancorp, Inc.	39,272	837,279
Park National Corp.	5,890	891,746
Pathward Financial, Inc.	9,706	708,053
Preferred Bank	4,894	409,432
Provident Financial Services, Inc.	52,978	909,632
Renasant Corp.	37,357	1,267,523
S&T Bancorp, Inc.	15,521	575,053
Seacoast Banking Corp. of Florida	34,543	888,791
ServisFirst Bancshares, Inc.	20,319	1,678,349
Simmons First National Corp., Cl. A	51,094	1,048,960
Southside Bancshares, Inc.	11,393	329,941
Stellar Bancorp, Inc.	19,430	537,434
The Bancorp, Inc. (a)	19,349	1,022,401
Tompkins Financial Corp.	4,998	314,774
Triumph Financial, Inc. (a)	8,941	516,790
TrustCo Bank Corp. NY	7,416	226,040
Trustmark Corp.	24,738	853,214
United Community Banks, Inc.	48,494	1,364,136
Veritex Holdings, Inc.	21,683	541,424
WaFd, Inc.	33,143	947,227
Westamerica Bancorp	10,860	549,842
WSFS Financial Corp.	23,817	1,235,388
		46,810,190
Capital Goods — 12.0%
AAR Corp. (a)	14,305	800,937
AeroVironment, Inc. (a)	11,354	1,353,283
Air Lease Corp.	41,985	2,028,295
Alamo Group, Inc.	4,239	755,432
Albany International Corp., Cl. A	12,740	879,570
American Woodmark Corp. (a)	6,149	361,746
Apogee Enterprises, Inc.	8,661	401,264
Arcosa, Inc.	19,794	1,526,513
Armstrong World Industries, Inc.	17,660	2,487,941
Astec Industries, Inc.	9,140	314,873
AZZ, Inc.	12,143	1,015,276
Boise Cascade Co.	15,613	1,531,479
CSW Industrials, Inc.	6,801	1,982,628
DNOW, Inc. (a)	42,961	733,774
DXP Enterprises, Inc. (a)	5,021	413,027
Dycom Industries, Inc. (a)	11,828	1,801,878
Enerpac Tool Group Corp.	21,787	977,365
Enpro, Inc.	8,517	1,377,965
ESCO Technologies, Inc.	10,461	1,664,554
Everus Construction Group, Inc. (a)	20,715	768,319
Federal Signal Corp.	24,770	1,821,834
Franklin Electric Co., Inc.	15,946	1,497,011
Gates Industrial Corp. PLC (a)	92,169	1,696,831
Gibraltar Industries, Inc. (a)	12,376	725,976

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Capital Goods — 12.0% (continued)
GMS, Inc. (a),(b)	15,840	1,159,013
Granite Construction, Inc. (b)	17,633	1,329,528
Griffon Corp.	16,029	1,146,074
Hayward Holdings, Inc. (a)	57,102	794,860
Hillenbrand, Inc.	28,667	692,021
Insteel Industries, Inc.	7,925	208,428
JBT Marel Corp.	18,713	2,286,729
Kadant, Inc. (b)	4,763	1,604,702
Kennametal, Inc.	31,805	677,447
Kratos Defense & Security Solutions, Inc. (a),(b)	61,955	1,839,444
Lindsay Corp.	4,288	542,518
Masterbrand, Inc. (a)	51,750	675,855
Mercury Systems, Inc. (a)	20,581	886,835
Moog, Inc., Cl. A	11,478	1,989,711
Mueller Water Products, Inc., Cl. A	63,482	1,613,712
MYR Group, Inc. (a)	6,552	740,966
National Presto Industries, Inc.	2,143	188,391
Powell Industries, Inc. (b)	3,819	650,490
Proto Labs, Inc. (a)	9,997	350,295
Quanex Building Products Corp.	18,600	345,774
Resideo Technologies, Inc. (a)	59,758	1,057,717
Rush Enterprises, Inc., Cl. A	25,290	1,350,739
SPX Technologies, Inc. (a)	18,785	2,419,132
Standex International Corp.	4,843	781,612
Sunrun, Inc. (a)	90,823	532,223
Tennant Co.	7,728	616,308
The Greenbrier Companies, Inc.	12,772	654,182
Titan International, Inc. (a),(b)	19,885	166,835
Trinity Industries, Inc.	33,372	936,418
Triumph Group, Inc. (a)	31,414	796,031
Vicor Corp. (a)	9,098	425,604
WillScot Holdings Corp. (b)	74,953	2,083,693
Worthington Enterprises, Inc.	12,207	611,449
Zurn Elkay Water Solutions Corp.	58,035	1,913,994
		62,986,501
Commercial & Professional Services — 3.6%
ABM Industries, Inc.	25,271	1,196,835
Amentum Holdings, Inc. (a)	58,171	1,058,712
Brady Corp., Cl. A	17,939	1,267,211
CoreCivic, Inc. (a)	44,564	904,204
CSG Systems International, Inc.	11,214	678,111
Deluxe Corp.	17,435	275,647
Enviri Corp. (a)	32,729	217,648
Healthcare Services Group, Inc. (a)	28,916	291,473
Heidrick & Struggles International, Inc.	8,047	344,653
HNI Corp.	19,449	862,563
Interface, Inc.	23,777	471,736
Korn Ferry	20,967	1,422,192
Liquidity Services, Inc. (a)	9,177	284,579
Matthews International Corp., Cl. A	12,051	268,014
MillerKnoll, Inc.	27,853	533,106

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Commercial & Professional Services — 3.6% (continued)
NV5 Global, Inc. (a)	20,347	392,087
OPENLANE, Inc. (a)	43,444	837,600
Pitney Bowes, Inc.	64,460	583,363
Pursuit Attractions and Hospitality, Inc. (a)	8,427	298,231
Robert Half, Inc.	40,736	2,222,149
The GEO Group, Inc. (a)	55,149	1,610,902
UniFirst Corp.	6,084	1,058,616
Verra Mobility Corp. (a)	66,839	1,504,546
Vestis Corp.	45,797	453,390
		19,037,568
Consumer Discretionary Distribution & Retail — 3.3%
Academy Sports & Outdoors, Inc.	28,217	1,286,977
Advance Auto Parts, Inc. (b)	24,104	945,118
American Eagle Outfitters, Inc.	71,418	829,877
Asbury Automotive Group, Inc. (a)	7,946	1,754,795
Boot Barn Holdings, Inc. (a)	12,423	1,334,603
Caleres, Inc. (b)	13,200	227,436
Etsy, Inc. (a)	45,772	2,159,523
Foot Locker, Inc. (a)	33,581	473,492
Group 1 Automotive, Inc.	5,264	2,010,585
Guess?, Inc.	10,351	114,586
Kohl’s Corp. (b)	45,698	373,810
MarineMax, Inc. (a)	7,986	171,699
Monro, Inc.	12,053	174,407
National Vision Holdings, Inc. (a)	32,278	412,513
Sally Beauty Holdings, Inc. (a)	41,992	379,188
Shoe Carnival, Inc.	7,276	159,999
Signet Jewelers Ltd.	17,673	1,026,094
Sonic Automotive, Inc., Cl. A	5,900	336,064
The Buckle, Inc.	12,029	460,951
The ODP Corp. (a)	11,613	166,414
Upbound Group, Inc.	20,920	501,243
Urban Outfitters, Inc. (a)	22,849	1,197,288
Victoria’s Secret & Co. (a)	31,926	593,185
		17,089,847
Consumer Durables & Apparel — 4.1%
Acushnet Holdings Corp. (b)	11,005	755,603
Carter’s, Inc.	14,450	591,005
Cavco Industries, Inc. (a)	3,241	1,684,121
Century Communities, Inc.	11,148	748,031
Champion Homes, Inc. (a)	21,340	2,022,178
Dream Finders Homes, Inc., Cl. A (a),(b)	10,978	247,664
Ethan Allen Interiors, Inc.	8,657	239,799
G-III Apparel Group Ltd. (a)	15,611	426,961
Green Brick Partners, Inc. (a)	12,482	727,825
Hanesbrands, Inc. (a)	143,583	828,474
Helen of Troy Ltd. (a)	9,148	489,326
Installed Building Products, Inc. (b)	9,421	1,615,325
Kontoor Brands, Inc.	20,158	1,292,732
La-Z-Boy, Inc.	16,701	652,842
Leggett & Platt, Inc.	55,307	437,478

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Consumer Durables & Apparel — 4.1% (continued)
LGI Homes, Inc. (a)	8,465	562,669
M/I Homes, Inc. (a)	11,043	1,260,890
Meritage Homes Corp.	29,314	2,077,776
Newell Brands, Inc.	168,824	1,046,709
Oxford Industries, Inc. (b)	6,089	357,242
Sonos, Inc. (a)	48,615	518,722
Steven Madden Ltd.	29,436	784,175
Sturm Ruger & Co., Inc.	6,507	255,660
Topgolf Callaway Brands Corp. (a),(b)	58,156	383,248
Tri Pointe Homes, Inc. (a)	37,992	1,212,705
Wolverine World Wide, Inc.	31,531	438,596
		21,657,756
Consumer Services — 3.2%
Adtalem Global Education, Inc. (a)	15,156	1,525,300
BJ’s Restaurants, Inc. (a)	8,993	308,100
Bloomin’ Brands, Inc.	30,425	218,147
Brinker International, Inc. (a)	18,001	2,683,049
Cracker Barrel Old Country Store, Inc. (b)	8,762	340,141
Dave & Buster’s Entertainment, Inc. (a),(b)	12,821	225,265
Frontdoor, Inc. (a)	30,787	1,182,836
Golden Entertainment, Inc.	8,556	225,793
Jack in the Box, Inc. (b)	7,830	212,898
Mister Car Wash, Inc. (a),(b)	38,609	304,625
Monarch Casino & Resort, Inc.	5,168	401,812
Papa John’s International, Inc. (b)	13,288	545,871
Penn Entertainment, Inc. (a),(b)	60,743	990,718
Perdoceo Education Corp.	25,287	636,727
Sabre Corp. (a)	154,802	434,994
Shake Shack, Inc., Cl. A (a)	16,245	1,432,322
Six Flags Entertainment Corp. (b)	37,831	1,349,432
Strategic Education, Inc.	9,765	819,869
Stride, Inc. (a)	17,345	2,194,142
The Cheesecake Factory, Inc. (b)	18,753	912,521
		16,944,562
Consumer Staples Distribution & Retail — .7%
Grocery Outlet Holding Corp. (a)	39,567	553,147
PriceSmart, Inc.	10,122	889,218
SpartanNash Co.	12,905	261,455
The Andersons, Inc.	13,113	562,941
The Chefs’ Warehouse, Inc. (a)	14,302	778,887
United Natural Foods, Inc. (a)	24,341	666,700
		3,712,348
Energy — 4.4%
Archrock, Inc.	70,924	1,861,046
Atlas Energy Solutions, Inc. (b)	28,288	504,658
Bristow Group, Inc. (a)	10,051	317,411
Cactus, Inc., Cl. A	27,082	1,241,168
California Resources Corp.	28,909	1,271,129
Comstock Resources, Inc. (a),(b)	36,721	746,905
Core Laboratories, Inc.	19,087	286,114
Core Natural Resources, Inc.	20,581	1,586,795

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Energy — 4.4% (continued)
Crescent Energy Co., Cl. A	74,219	834,222
CVR Energy, Inc.	13,993	271,464
Dorian LPG Ltd.	14,237	318,055
Helix Energy Solutions Group, Inc. (a)	57,046	474,052
Helmerich & Payne, Inc.	40,452	1,056,606
Innovex International, Inc. (a)	15,826	284,235
International Seaways, Inc. (b)	16,452	546,206
Liberty Energy, Inc.	65,774	1,041,202
Magnolia Oil & Gas Corp., Cl. A (b)	77,524	1,958,256
Northern Oil & Gas, Inc.	40,396	1,221,171
Oceaneering International, Inc. (a)	41,163	897,765
Par Pacific Holdings, Inc. (a)	22,990	327,837
Patterson-UTI Energy, Inc. (b)	143,195	1,177,063
Peabody Energy Corp.	49,456	670,129
ProPetro Holding Corp. (a)	30,959	227,549
REX American Resources Corp. (a)	6,029	226,510
RPC, Inc.	34,980	192,390
SM Energy Co.	46,502	1,392,735
Talos Energy, Inc. (a)	49,438	480,537
Tidewater, Inc. (a),(b)	19,348	817,840
Vital Energy, Inc. (a)	10,943	232,210
World Kinect Corp.	23,407	663,823
		23,127,083
Equity Real Estate Investment Trusts — 7.6%
Acadia Realty Trust (b),(c)	48,695	1,020,160
Alexander & Baldwin, Inc. (c)	29,931	515,711
American Assets Trust, Inc. (c)	19,407	390,857
Apple Hospitality REIT, Inc. (c)	90,682	1,170,705
Armada Hoffler Properties, Inc. (c)	32,525	244,263
Brandywine Realty Trust (c)	70,303	313,551
CareTrust REIT, Inc. (c)	76,007	2,172,280
Centerspace (c)	6,543	423,659
Curbline Properties Corp. (c)	38,486	930,976
DiamondRock Hospitality Co. (c)	82,635	637,942
Douglas Emmett, Inc. (b),(c)	67,965	1,087,440
Easterly Government Properties, Inc. (b),(c)	40,941	433,975
Elme Communities (c)	35,790	622,746
Essential Properties Realty Trust, Inc. (b),(c)	75,965	2,479,498
Four Corners Property Trust, Inc. (c)	40,663	1,167,028
Getty Realty Corp. (c)	20,564	641,186
Global Net Lease, Inc. (b),(c)	79,474	638,971
Highwoods Properties, Inc. (c)	43,690	1,294,972
Innovative Industrial Properties, Inc. (c)	11,507	622,414
JBG SMITH Properties (b),(c)	34,453	555,038
LTC Properties, Inc. (c)	18,407	652,528
LXP Industrial Trust (c)	120,414	1,041,581
Medical Properties Trust, Inc. (b),(c)	243,364	1,467,485
Millrose Properties, Inc. (a),(c)	48,802	1,293,741
NexPoint Residential Trust, Inc. (c)	8,768	346,599
Outfront Media, Inc. (c)	55,939	902,855
Pebblebrook Hotel Trust (b),(c)	48,467	490,971

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Equity Real Estate Investment Trusts — 7.6% (continued)
Phillips Edison & Co., Inc. (c)	50,645	1,848,036
Ryman Hospitality Properties, Inc. (b),(c)	24,246	2,217,054
Safehold, Inc. (c)	18,750	351,000
Saul Centers, Inc. (c)	4,497	162,207
SITE Centers Corp. (c)	18,036	231,582
SL Green Realty Corp. (c)	28,408	1,639,142
Summit Hotel Properties, Inc. (c)	43,349	234,518
Sunstone Hotel Investors, Inc. (c)	81,690	768,703
Tanger, Inc. (c)	44,938	1,518,455
Terreno Realty Corp. (c)	40,388	2,553,329
The Macerich Company (c)	100,795	1,730,650
Uniti Group, Inc. (c)	96,399	485,851
Universal Health Realty Income Trust (c)	5,170	211,763
Urban Edge Properties (c)	51,222	973,218
Veris Residential, Inc. (c)	33,025	558,783
Whitestone REIT (c)	18,068	263,251
Xenia Hotels & Resorts, Inc. (c)	41,845	492,097
		39,798,771
Financial Services — 7.2%
Acadian Asset Management, Inc.	10,894	281,719
Apollo Commercial Real Estate Finance, Inc. (b),(c)	51,693	494,702
Arbor Realty Trust, Inc. (b),(c)	76,491	898,769
ARMOUR Residential REIT, Inc. (b),(c)	31,227	533,982
Artisan Partners Asset Management, Inc., Cl. A	28,539	1,115,875
BGC Group, Inc., Cl. A	151,735	1,391,410
Blackstone Mortgage Trust, Inc., Cl. A (b),(c)	69,466	1,389,320
Bread Financial Holdings, Inc.	19,957	999,446
Cohen & Steers, Inc.	10,877	872,879
Donnelley Financial Solutions, Inc. (a)	10,466	457,469
Ellington Financial, Inc. (b),(c)	36,875	488,962
Encore Capital Group, Inc. (a)	9,258	317,364
Enova International, Inc. (a)	10,487	1,012,625
EVERTEC, Inc.	25,839	950,100
EZCORP, Inc., Cl. A (a)	20,901	307,663
Franklin BSP Realty Trust, Inc. (c)	32,644	415,885
HA Sustainable Infrastructure Capital, Inc. (b)	48,253	1,410,918
Jackson Financial, Inc., Cl. A	29,924	2,507,033
KKR Real Estate Finance Trust, Inc. (c)	23,973	258,908
Moelis & Co., Cl. A	28,618	1,670,146
Mr. Cooper Group, Inc. (a)	25,744	3,078,982
Navient Corp.	30,466	384,786
NCR Atleos Corp. (a)	29,432	776,416
New York Mortgage Trust, Inc. (c)	36,825	238,994
NMI Holdings, Inc. (a)	31,918	1,150,644
Payoneer Global, Inc. (a)	104,236	761,965
PennyMac Mortgage Investment Trust (b),(c)	35,361	518,039
Piper Sandler Companies	6,524	1,615,734
PJT Partners, Inc., Cl. A	9,600	1,323,648
PRA Group, Inc. (a)	16,287	335,838
PROG Holdings, Inc.	16,355	435,043
Radian Group, Inc.	58,726	1,942,069

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Financial Services — 7.2% (continued)
Ready Capital Corp. (b),(c)	69,340	352,941
Redwood Trust, Inc. (c)	54,122	328,520
StepStone Group, Inc., Cl. A	26,726	1,395,899
StoneX Group, Inc. (a)	17,326	1,323,360
Two Harbors Investment Corp. (c)	41,363	552,610
Virtu Financial, Inc., Cl. A	32,705	1,246,715
Virtus Investment Partners, Inc.	2,672	460,546
Walker & Dunlop, Inc.	13,015	1,110,960
WisdomTree, Inc.	46,745	416,965
World Acceptance Corp. (a)	1,317	166,666
		37,692,515
Food, Beverage & Tobacco — 1.6%
B&G Foods, Inc. (b)	30,770	211,390
Cal-Maine Foods, Inc.	16,488	1,498,759
Fresh Del Monte Produce, Inc.	13,459	414,941
Freshpet, Inc. (a)	19,680	1,636,786
J & J Snack Foods Corp.	6,254	823,777
John B. Sanfilippo & Son, Inc.	3,707	262,678
MGP Ingredients, Inc.	5,430	159,533
National Beverage Corp.	9,094	377,765
The Simply Good Foods Company (a)	37,300	1,286,477
Tootsie Roll Industries, Inc.	6,851	215,669
TreeHouse Foods, Inc. (a)	18,406	498,619
Universal Corp.	9,916	555,792
WK Kellogg Co. (b)	26,897	536,057
		8,478,243
Health Care Equipment & Services — 6.4%
AdaptHealth Corp. (a)	41,881	453,990
Addus HomeCare Corp. (a)	7,296	721,501
AMN Healthcare Services, Inc. (a)	15,533	379,937
Artivion, Inc. (a),(b)	15,047	369,855
Astrana Health, Inc. (a)	16,906	524,255
Avanos Medical, Inc. (a)	19,132	274,162
Certara, Inc. (a)	43,836	433,976
Concentra Group Holdings Parent, Inc.	44,037	955,603
CONMED Corp. (b)	12,602	761,035
CorVel Corp. (a)	11,034	1,235,477
Embecta Corp.	22,645	288,724
Enovis Corp. (a)	23,278	889,452
Glaukos Corp. (a)	22,357	2,200,376
HealthStream, Inc.	9,749	313,723
ICU Medical, Inc. (a)	9,934	1,379,435
Inspire Medical Systems, Inc. (a)	12,028	1,915,820
Integer Holdings Corp. (a)	13,625	1,607,886
Integra LifeSciences Holdings Corp. (a),(b)	26,990	593,510
LeMaitre Vascular, Inc.	8,222	689,826
Merit Medical Systems, Inc. (a)	23,634	2,498,350
National HealthCare Corp.	4,858	450,822
Neogen Corp. (a)	80,458	697,571
NeoGenomics, Inc. (a)	51,464	488,393
Omnicell, Inc. (a)	18,817	657,842

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Health Care Equipment & Services — 6.4% (continued)
Owens & Minor, Inc. (a)	29,126	263,008
Patterson Companies, Inc.	31,880	995,931
Pediatrix Medical Group, Inc. (a)	34,327	497,398
Premier, Inc., Cl. A (b)	37,307	719,279
Privia Health Group, Inc. (a)	41,999	942,878
Progyny, Inc. (a)	30,111	672,680
QuidelOrtho Corp. (a),(b)	26,778	936,427
RadNet, Inc. (a)	26,443	1,314,746
Schrodinger, Inc. (a)	22,577	445,670
Select Medical Holdings Corp.	42,573	710,969
Simulations Plus, Inc. (b)	6,713	164,603
STAAR Surgical Co. (a)	19,392	341,881
Tandem Diabetes Care, Inc. (a)	26,631	510,250
Teleflex, Inc.	18,841	2,603,638
TransMedics Group, Inc. (a),(b)	13,623	916,556
U.S. Physical Therapy, Inc.	6,009	434,811
UFP Technologies, Inc. (a),(b)	2,963	597,667
		33,849,913
Household & Personal Products — .9%
Central Garden & Pet Co. (a)	3,418	125,304
Central Garden & Pet Co., Cl. A (a)	20,937	685,268
Edgewell Personal Care Co.	19,911	621,422
Energizer Holdings, Inc.	26,777	801,168
Interparfums, Inc. (b)	7,276	828,518
USANA Health Sciences, Inc. (a)	4,598	124,008
WD-40 Co.	5,496	1,341,024
		4,526,712
Insurance — 2.7%
AMERISAFE, Inc.	7,633	401,114
Assured Guaranty Ltd.	19,386	1,707,907
Employers Holdings, Inc.	10,107	511,818
Genworth Financial, Inc. (a)	173,464	1,229,860
Goosehead Insurance, Inc., Cl. A	9,888	1,167,377
HCI Group, Inc. (b)	3,444	513,948
Horace Mann Educators Corp.	16,523	706,028
Lincoln National Corp.	69,018	2,478,436
Mercury General Corp.	10,786	602,937
Palomar Holdings, Inc. (a)	10,748	1,473,336
ProAssurance Corp. (a)	20,811	485,937
Safety Insurance Group, Inc.	6,028	475,489
SiriusPoint Ltd. (a)	37,494	648,271
Stewart Information Services Corp.	11,256	803,116
Trupanion, Inc. (a),(b)	13,581	506,164
United Fire Group, Inc.	8,336	245,579
		13,957,317
Materials — 4.9%
AdvanSix, Inc.	10,871	246,228
Alpha Metallurgical Resources, Inc. (a)	4,391	549,973
Balchem Corp.	13,145	2,182,070
Celanese Corp.	44,307	2,515,308
Century Aluminum Co. (a)	21,091	391,449

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Materials — 4.9% (continued)
Element Solutions, Inc.	90,194	2,039,286
FMC Corp.	50,606	2,135,067
Hawkins, Inc.	7,711	816,749
HB Fuller Co.	22,243	1,248,277
Ingevity Corp. (a)	14,758	584,269
Innospec, Inc.	10,124	959,249
Kaiser Aluminum Corp.	6,469	392,151
Koppers Holdings, Inc.	8,453	236,684
Materion Corp.	8,406	685,930
Metallus, Inc. (a)	15,269	203,994
Minerals Technologies, Inc.	12,960	823,867
MP Materials Corp. (a),(b)	48,949	1,194,845
O-I Glass, Inc. (a)	62,675	718,882
Quaker Chemical Corp.	5,594	691,474
Sealed Air Corp.	59,088	1,707,643
Sensient Technologies Corp.	17,160	1,277,219
Stepan Co.	8,707	479,233
SunCoke Energy, Inc.	33,067	304,217
Sylvamo Corp.	13,863	929,792
The Chemours Company	60,737	821,772
Warrior Met Coal, Inc.	21,325	1,017,629
Worthington Steel, Inc.	13,824	350,162
		25,503,419
Media & Entertainment — 2.1%
Cable One, Inc. (b)	1,885	500,976
Cargurus, Inc. (a)	35,821	1,043,466
Cars.com, Inc. (a)	23,288	262,456
Cinemark Holdings, Inc.	43,355	1,079,106
IAC, Inc. (a),(b)	28,785	1,322,383
John Wiley & Sons, Inc., Cl. A	16,680	743,261
Madison Square Garden Sports Corp. (a)	6,812	1,326,432
QuinStreet, Inc. (a)	22,218	396,369
Scholastic Corp.	9,451	178,435
Shutterstock, Inc. (b)	9,605	178,941
TechTarget, Inc. (a)	11,165	165,354
TEGNA, Inc.	65,690	1,196,872
Thryv Holdings, Inc. (a)	15,680	200,861
TripAdvisor, Inc. (a),(b)	44,813	635,000
Yelp, Inc. (a)	26,997	999,699
Ziff Davis, Inc. (a)	17,398	653,817
		10,883,428
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
ACADIA Pharmaceuticals, Inc. (a)	50,056	831,430
ADMA Biologics, Inc. (a)	95,829	1,901,247
Alkermes PLC (a)	65,942	2,177,405
Amphastar Pharmaceuticals, Inc. (a),(b)	14,670	425,283
ANI Pharmaceuticals, Inc. (a)	6,780	453,921
Arcus Biosciences, Inc. (a)	27,308	214,368
Arrowhead Pharmaceuticals, Inc. (a)	51,281	653,320
Azenta, Inc. (a),(b)	18,605	644,477
BioLife Solutions, Inc. (a)	14,273	325,995

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
Catalyst Pharmaceuticals, Inc. (a)	45,566	1,104,975
Collegium Pharmaceutical, Inc. (a)	12,627	376,916
Corcept Therapeutics, Inc. (a),(b)	37,802	4,317,744
Cytek Biosciences, Inc. (a)	41,650	167,017
Dynavax Technologies Corp. (a),(b)	50,080	649,538
Fortrea Holdings, Inc. (a)	35,284	266,394
Harmony Biosciences Holdings, Inc. (a)	15,354	509,599
Innoviva, Inc. (a)	22,860	414,452
Krystal Biotech, Inc. (a)	10,264	1,850,599
Ligand Pharmaceuticals, Inc. (a)	7,595	798,538
Mesa Laboratories, Inc.	2,155	255,712
Myriad Genetics, Inc. (a)	35,833	317,839
Organon & Co.	104,565	1,556,973
Pacira BioSciences, Inc. (a),(b)	18,775	466,559
Phibro Animal Health Corp., Cl. A	8,499	181,539
Prestige Consumer Healthcare, Inc. (a)	20,098	1,727,825
Protagonist Therapeutics, Inc. (a)	24,172	1,168,958
Supernus Pharmaceuticals, Inc. (a)	22,444	735,041
TG Therapeutics, Inc. (a),(b)	54,106	2,133,400
Vericel Corp. (a),(b)	20,047	894,497
Vir Biotechnology, Inc. (a)	37,249	241,374
Xencor, Inc. (a)	28,494	303,176
		28,066,111
Real Estate Management & Development — .5%
Cushman & Wakefield PLC (a)	93,153	952,024
eXp World Holdings, Inc. (b)	33,458	327,219
Kennedy-Wilson Holdings, Inc.	47,146	409,227
Marcus & Millichap, Inc.	9,570	329,687
The St. Joe Company	15,455	725,612
		2,743,769
Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd. (a),(b)	9,391	233,460
Axcelis Technologies, Inc. (a)	13,357	663,442
CEVA, Inc. (a)	9,300	238,173
Cohu, Inc. (a)	18,136	266,781
Diodes, Inc. (a)	18,990	819,798
FormFactor, Inc. (a)	31,622	894,586
Ichor Holdings Ltd. (a)	13,327	301,324
Impinj, Inc. (a),(b)	9,386	851,310
Kulicke & Soffa Industries, Inc.	22,020	726,220
MaxLinear, Inc. (a)	31,573	342,883
PDF Solutions, Inc. (a)	11,948	228,326
Penguin Solutions, Inc. (a),(b)	21,783	378,371
Photronics, Inc. (a)	25,343	526,121
Qorvo, Inc. (a)	37,886	2,743,325
Semtech Corp. (a),(b)	34,846	1,198,703
SiTime Corp. (a)	7,755	1,185,507
SolarEdge Technologies, Inc. (a),(b)	23,439	379,243
Ultra Clean Holdings, Inc. (a)	18,074	386,964

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Semiconductors & Semiconductor Equipment — 2.5% (continued)
Veeco Instruments, Inc. (a)	24,154	485,012
Wolfspeed, Inc. (a),(b)	63,666	194,818
		13,044,367
Software & Services — 4.3%
A10 Networks, Inc.	30,016	490,461
ACI Worldwide, Inc. (a)	42,509	2,325,667
Adeia, Inc.	43,910	580,490
Agilysys, Inc. (a)	9,005	653,223
Alarm.com Holdings, Inc. (a)	20,131	1,120,290
BlackLine, Inc. (a)	21,072	1,020,306
Box, Inc., Cl. A (a)	58,298	1,799,076
Cleanspark, Inc. (a),(b)	112,900	758,688
Clear Secure, Inc., Cl. A	38,146	988,363
DigitalOcean Holdings, Inc. (a),(b)	25,881	864,167
DoubleVerify Holdings, Inc. (a)	57,093	763,333
DXC Technology Co. (a)	73,560	1,254,198
Grid Dynamics Holdings, Inc. (a)	24,558	384,333
InterDigital, Inc. (b)	10,411	2,152,474
LiveRamp Holdings, Inc. (a)	26,177	684,267
MARA Holdings, Inc. (a),(b)	137,649	1,582,963
N-able, Inc. (a)	28,986	205,511
NCR Voyix Corp. (a),(b)	57,712	562,692
Progress Software Corp.	17,623	907,761
SolarWinds Corp.	21,950	404,539
Sprinklr, Inc., Cl. A (a)	44,794	374,030
SPS Commerce, Inc. (a)	15,398	2,043,777
Teradata Corp. (a)	38,965	875,933
		22,796,542
Technology Hardware & Equipment — 4.6%
Advanced Energy Industries, Inc.	15,288	1,457,099
Arlo Technologies, Inc. (a)	40,875	403,436
Badger Meter, Inc.	11,922	2,268,161
Benchmark Electronics, Inc.	14,679	558,242
Calix, Inc. (a)	23,723	840,743
Corsair Gaming, Inc. (a)	17,968	159,196
CTS Corp.	12,547	521,328
Digi International, Inc. (a)	14,687	408,739
ePlus, Inc. (a)	10,709	653,570
Extreme Networks, Inc. (a)	53,998	714,394
Harmonic, Inc. (a)	46,685	447,709
Insight Enterprises, Inc. (a),(b)	11,078	1,661,589
Itron, Inc. (a)	18,283	1,915,327
Knowles Corp. (a)	36,069	548,249
NetScout Systems, Inc. (a)	29,288	615,341
OSI Systems, Inc. (a),(b)	6,334	1,230,950
PC Connection, Inc.	4,837	301,926
Plexus Corp. (a)	10,972	1,405,842
Rogers Corp. (a)	6,775	457,516
Sandisk Corp. (a)	46,754	2,225,958
Sanmina Corp. (a)	22,028	1,678,093
ScanSource, Inc. (a)	8,452	287,453

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Technology Hardware & Equipment — 4.6% (continued)
TTM Technologies, Inc. (a)	41,516	851,493
Viasat, Inc. (a),(b)	34,770	362,303
Viavi Solutions, Inc. (a)	90,359	1,011,117
Vishay Intertechnology, Inc. (b)	45,125	717,488
Xerox Holdings Corp. (b)	46,922	226,633
		23,929,895
Telecommunication Services — .9%
Cogent Communications Holdings, Inc.	17,140	1,050,853
Gogo, Inc. (a),(b)	22,538	194,277
Lumen Technologies, Inc. (a)	411,414	1,612,743
Shenandoah Telecommunications Co.	18,638	234,280
Telephone and Data Systems, Inc.	39,577	1,533,213
		4,625,366
Transportation — 1.7%
Allegiant Travel Co.	5,709	294,870
ArcBest Corp.	9,499	670,439
Forward Air Corp. (a),(b)	8,252	165,783
Heartland Express, Inc.	18,278	168,523
Hertz Global Holdings, Inc. (a),(b)	49,589	195,381
Hub Group, Inc., Cl. A	24,732	919,288
JetBlue Airways Corp. (a),(b)	123,294	594,277
Marten Transport Ltd.	24,214	332,216
Matson, Inc.	13,464	1,725,681
RXO, Inc. (a),(b)	57,377	1,095,901
Schneider National, Inc., Cl. B	19,134	437,212
SkyWest, Inc. (a)	16,389	1,431,907
Sun Country Airlines Holdings, Inc. (a)	15,857	195,358
Werner Enterprises, Inc.	24,610	721,073
		8,947,909
Utilities — 2.4%
American States Water Co.	15,328	1,206,007
Avista Corp.	32,080	1,343,189
California Water Service Group	24,165	1,171,036
Chesapeake Utilities Corp.	9,230	1,185,409
Clearway Energy, Inc., Cl. A	13,782	392,236
Clearway Energy, Inc., Cl. C	33,758	1,021,855
MDU Resources Group, Inc.	82,609	1,396,918
MGE Energy, Inc.	14,659	1,362,701
Middlesex Water Co.	7,183	460,430
Northwest Natural Holding Co.	16,402	700,693
Otter Tail Corp.	16,959	1,362,995
SJW Group	12,291	672,195
Unitil Corp.	6,609	381,273
		12,656,937
Total Common Stocks (cost $407,913,518)		512,430,871

Statement of Investments (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5	3,619	0
Omniab Operations, Inc.-Earnout 15.0	3,619	0
Total Rights (cost $12,944)		0

Shares
Exchange-Traded Funds — 1.5%
Registered Investment Companies — 1.5%
iShares Core S&P Small-Cap ETF (cost $8,088,156)	75,897	7,936,549

	1-Day Yield (%)
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,949,434)	4.44	1,949,434	1,949,434
Investment of Cash Collateral for Securities Loaned — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $8,046,521)	4.44	8,046,521	8,046,521
Total Investments (cost $426,010,573)		101.0%	530,363,375
Liabilities, Less Cash and Receivables		(1.0%)	(5,510,591)
Net Assets		100.0%	524,852,784

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $58,249,869 and the value of the collateral was
$59,406,395, consisting of cash collateral of $8,046,521 and U.S. Government & Agency securities valued at $51,359,874.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-Mini Russell 2000	25	6/20/2025	2,624,938	2,533,875	(91,063)
Gross Unrealized Depreciation					(91,063)
See notes to statement of investments.

Statement of Investments
Small Cap Stock Index Portfolio

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	512,430,871	—	—	512,430,871
Exchange-Traded Funds	7,936,549	—	—	7,936,549
Rights	—	0	—	0
Investment Companies	9,995,955	—	—	9,995,955
	530,363,375	—	—	530,363,375
Liabilities ($)
Other Financial Instruments:
Futures††	(91,063)	—	—	(91,063)
	(91,063)	—	—	(91,063)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities  and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2025 are set forth in the Statement of Investments.
At March 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $104,261,739, consisting of $161,796,450 gross unrealized appreciation and $57,534,711 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.